Cost of Sales (Details) - Schedule of cost of sales - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Cost Of Sales Abstract
Inventory expensed	$ 480	$ 505	$ 839	$ 2,324
Royalties	40	58	94	208
Other expenses	341	260	506	583
Total	$ 861	$ 823	$ 1,439	$ 3,115